Stockholders' Deficit (Details Textual) - USD ($)																					1 Months Ended																						2 Months Ended	3 Months Ended			5 Months Ended	12 Months Ended
	Dec. 18, 2018	Dec. 01, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 01, 2018	Oct. 18, 2018	Oct. 17, 2018	Oct. 03, 2018	Jul. 12, 2018	Jun. 19, 2018	Mar. 13, 2018	Dec. 13, 2017	Dec. 07, 2017	Nov. 09, 2017	Nov. 09, 2017	Nov. 09, 2017	Oct. 05, 2017	Sep. 01, 2017	Sep. 13, 2016	Jul. 01, 2016	Nov. 30, 2018	Nov. 18, 2018	Oct. 31, 2018	Sep. 27, 2018	Sep. 24, 2018	Aug. 27, 2018	Aug. 06, 2018	Jul. 20, 2018	Jun. 19, 2018	Jun. 19, 2018	Apr. 30, 2018	Apr. 03, 2018	Feb. 16, 2018	Jan. 31, 2018	Nov. 30, 2017	Nov. 28, 2017	Nov. 28, 2017	Nov. 28, 2017	Jul. 31, 2017	Jun. 30, 2017	Feb. 28, 2017	Sep. 30, 2016	Oct. 31, 2017	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Aug. 24, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 18, 2018	Sep. 04, 2018	Aug. 29, 2018	Aug. 01, 2018	Jul. 02, 2018	Jun. 08, 2018	Jun. 07, 2018	Jun. 06, 2018	May 29, 2018	May 17, 2018	May 08, 2018	May 01, 2018	Apr. 19, 2018	Apr. 11, 2018	Sep. 09, 2016
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																																												5,000,000				5,000,000	5,000,000
Preferred stock, par or stated value per share																																												$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock designations amount																																																4,999,750
Preferred stock, shares issued																																												250				250	250
Preferred stock, shares outstanding																																												250				250	250
Shares available under the Plan																																																81,495,000
Shares issued for services																							115,000						400,000											400,000	400,000
Value issued for services																							$ 57,500																	$ 93,160	$ 92,000					$ 3,948			$ 244,424
Professional Fees																																																$ 141,380
Price per share																																								$ 0.2329	$ 0.23
First tranche payment							$ 62,500																					$ 6,500
Warrant, term																																																6 months
Proceeds from sale of shares																																													$ 18,604
Issuance of conversion of convertible notes																																																		$ 6,000	$ 10,000	$ 6,000
Common shares issued upon conversion																					460,200		460,200
Convertible conversion price																															$ 0.02212																								$ 0.0062	$ 0.0062	$ 0.0062	$ 0.00991	$ 0.0139	$ 0.02212	$ 0.02283		$ 0.0423
Common Stock, Shares Outstanding																																												1,046,868,825				767,160,077	43,104,692
Common stock, shares authorized																																												1,500,000,000				1,500,000,000	1,500,000,000
Prepaid expense																																																$ 43,780
Common Stock, Capital Shares Reserved for Future Issuance																		10,000
Shares issued for monthly compensation arrangement																													133,333
Description of issuance settled the amounts due	The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.														The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.																										The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.
Loss on settlement																																							$ 900,000
Additional paid in capital																																												$ 10,882,286				$ 10,397,232	$ 7,442,028
Issuance of common stock																																																513,089
Common stock granted																																																	26,051,200
Services exercise price																																																	$ 0.21
Grant based trading price																																																	$ 0.15
Compensation and consulting expense																																												$ 66,823		$ 189,267		137,969	$ 1,836,514
Unrecognized compensation and consulting expense																																																$ 618,378
Weighted average period options will be recognized																																																2 years
Warrants issued																																												136,083,627				69,578,947
Consulting Agreement [Member]
Stockholders' Deficit (Textual)
Shares issued for services																		10,000
Value issued for services																																																$ 30,000
Convertible Note Agreement Labrys [Member]
Stockholders' Deficit (Textual)
Securities purchase agreement, description																																	Pursuant to a Securities Purchase Agreement and Convertible Note Agreement with Labrys (see Note 10), the Company issued to Labrys 421,238 shares of the Company's common stock, as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of December 26, 2017. Prior to the February 7, 2018 amendment discussed below, pursuant to ASC 260 the 421,238 shares were considered contingent shares and not considered outstanding and not accounted for due to the contingency. On February 7, 2018 the Company amended the terms to the convertible note dated December 26, 2017 whereby the holder waives all existing events of default to date and in return shall no longer be required to return, under any circumstances, the commitment shares back to the Company's treasury. On February 16, 2018 the Company issued the 421,238 shares at the then market close price of $0.09 per share for a value of $37,911 which was expensed.			Pursuant to a Securities Purchase Agreement and Convertible Note Agreement with Labrys (see Note 10), the Company considered issued to Labrys 335,938 shares of the Company's common stock, as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of November 20, 2017. Prior to the February 7, 2018 amendment discussed below, pursuant to ASC 260 the 335,938 shares were considered contingent shares and not considered outstanding and not accounted for due to the contingency. On February 7, 2018 the Company amended the terms of the convertible note dated November 28, 2017 whereby the holder waives all existing events of default to date and in return shall no longer be required to return, under any circumstances, the commitment shares back to the Company's treasury. On February 16, 2018 the Company issued the 335,938 shares at the then market close price of $0.09 per share for a value of $30,234 which was expensed.
Common shares remain unsold shares																																															30,000,000
Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Warrant, term																																		9 months
Description of issuance settled the amounts due																																		A conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion.
Consultant [Member]
Stockholders' Deficit (Textual)
Shares issued for services									150,000																							4,000,000
Professional Fees									$ 1,245																							$ 296,000
Price per share									$ 0.0083																						$ 0.074
Consultant One [Member]
Stockholders' Deficit (Textual)
Shares issued for services									1,500,000
Professional Fees									$ 12,450
Price per share									$ 0.0083
Consultant Two [Member]
Stockholders' Deficit (Textual)
Shares issued for services									1,500,000
Professional Fees									$ 12,450
Price per share									$ 0.0083
Tysadco Partners [Member]
Stockholders' Deficit (Textual)
Shares issued for services																														533,333
Individual Two [Member]
Stockholders' Deficit (Textual)
Value issued for services																															$ 296,000
Professional Fees																															$ 295,600
Price per share																															$ 0.074
Common Stock, Capital Shares Reserved for Future Issuance																															4,000,000
Consultant Three [Member]
Stockholders' Deficit (Textual)
Shares issued for services																											125,000
Professional Fees																											$ 1,318
Price per share																											$ 0.0105
Individual One [Member]
Stockholders' Deficit (Textual)
Value issued for services																																			$ 3,950								$ 3,950						1,764
Professional Fees																																																3,950	$ 1,764
Price per share																																			$ 0.195								$ 0.20						$ 0.1764
Common Stock, Capital Shares Reserved for Future Issuance																																																	10,000
Individual [Member]
Stockholders' Deficit (Textual)
Value issued for services																																																	$ 1,764
Professional Fees																																																	$ 1,764
Price per share																																																	$ 0.1764
Common Stock, Capital Shares Reserved for Future Issuance																																																	10,000
Common Stock [Member]
Stockholders' Deficit (Textual)
Shares issued for services																																														20,000			925,000
Value issued for services																																														$ 2			$ 93
Shares Issued for debt issuance costs																																												35,420,168
Common stock, shares authorized																																																														200,000,000
Compensation and consulting expense
Additional Paid-In Capital
Stockholders' Deficit (Textual)
Value issued for services																																														3,948			244,331
Compensation and consulting expense																																												$ 66,823		$ 189,267		137,969	1,836,514
Retained Earnings / Accumulated Deficit
Stockholders' Deficit (Textual)
Value issued for services
Compensation and consulting expense
Warrant [Member]
Stockholders' Deficit (Textual)
Warrants issued																																																																500,000
Warrants exercise price																																																																$ 0.01
Warrants outstanding																																																																$ 180,000
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																																								250								250	250
Preferred stock, par or stated value per share																																								$ 0.0001								$ 0.0001	$ 0.0001
Preferred Stock, voting rights																																																These preferred shares have voting rights per share equal to the total number of issued and outstanding shares of common stock divided by 0.99.	These preferred shares have voting rights per share equal to the total number of issued and outstanding shares of common stock divided by 0.99.
Preferred stock, shares issued																																								250								250	250
Preferred stock, shares outstanding																																								250								250	250
Shares issued for services
Value issued for services
Compensation and consulting expense
Employee Stock Option [Member]
Stockholders' Deficit (Textual)
Compensation and consulting expense related to stock options																																																148,041	$ 1,549,262
Total unrecognized compensation and consulting expense related to unvested stock options																																																$ 933,166
Weighted average period share-based compensation expense																																																3 years
Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Convertible note, description																																												Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.				Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.
Convertible Notes Payable [Member] | Common Stock [Member]
Stockholders' Deficit (Textual)
Convertible note, description																																																The Convertible Note is only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company's common stock during the 5 business days immediately prior to the conversion date.
Common shares issued upon conversion																																																1,661,402,806
Other Convertible Debt [Member]
Stockholders' Deficit (Textual)
Shares Issued for debt issuance costs																																					335,938
Security Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Security purchase agreement, description															The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100,000 shares of the Company's common stock at an exercise price of $0.35 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35. On December 20, 2017 an additional 200,000 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300,000 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note10). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock's market price. The anti-dilution provision trigger entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250,000 at a price of $.0036 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of September 30, 2018 the warrant was evaluated and revalued. At September 30, 2018 the warrant holder is entitled to exercise its warrants for 69,078,947 common shares and the related derivative liability is $248,822.
Convertible Debt [Member] | Common Stock [Member]
Stockholders' Deficit (Textual)
Common shares issued upon conversion																																												10,670,340,897				159,495,739
Convertible Notes Payable One [Member]
Stockholders' Deficit (Textual)
Convertible note, description																																												Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017, the due date of Note 2 was extended to July 2, 2018.				Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019.
Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Shares Issued for debt issuance costs																																																335,938
Securities Purchase Agreement [Member] | Warrant [Member]
Stockholders' Deficit (Textual)
Convertible note, description														The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100,000 shares of the Company's common stock at an exercise price of $0.35 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35. The warrants have full ratchet price protection and cashless exercise rights
First tranche payment														$ 75,000
Issuance date														Oct. 25, 2017
Principal amount														$ 105,000
Exercise price														$ 0.35
Purchase of common stock														100,000
Warrant, term														5 years
Convertible Note Agreement [Member]
Stockholders' Deficit (Textual)
Shares Issued for debt issuance costs																																					335,938
Consulting Agreement [Member]
Stockholders' Deficit (Textual)
Professional Fees																																																$ 3,950
Price per share																	$ 0.20																		$ 0.195
Accounts Payable [Member]
Stockholders' Deficit (Textual)
Common shares issued upon conversion																										2,307,693
Settlement issue shares																								2,692,307
Total settlement issue shares																								5,000,000
Settle payable balance																								$ 15,000
Loss on settlement																																																$ 9,154
Settlement market price, description																																																The market price of $0.0058 and $0.004 on the grant date and settlement date respectively
Additional paid in capital																																																$ 308,100
Pro rate note premium																																																204,989
Issuance of common stock																																																$ 513,089
Senior Secured Credit Facility [Member]
Stockholders' Deficit (Textual)
Convertible note, description																			The Convertible Note bears interest at a rate of 18% per annum, required monthly payments of $52,500 which is interest only starting on October 13, 2016 through February 13, 2017, and monthly payments, including interest and principal, of $298,341 starting on March 13, 2017 through maturity on March 13, 2018.
First tranche payment											$ 298,341
Common Stock, Capital Shares Reserved for Future Issuance																			7,000,000
Description of issuance settled the amounts due																			(i) the Conversion Amount (the numerator); divided by (ii) 85% of the lowest of the daily volume weighted average price of the Company's common stock during the five business days immediately prior to the conversion date, which price shall be indicated in the conversion notice (the denominator) (the "Conversion Price").
Stock Incentive Plan [Member]
Stockholders' Deficit (Textual)
Shares available under the Plan																																																100,000,000
Services exercise price																				$ 0.20
Grant based trading price																				$ 0.20
Vested term																				10 years
Stock options vested, description																				The remaining 2,800,000 options cliff vest 50% per year over the following two year period and have a ten year term
Option pricing model, description																																																	The options were valued at the grant date and remeasurement date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 1.46%, expected dividend yield of 0%, expected option term of 1.75 to 5 years for the shares that vested immediately and 5.75 to 6.5 years for those with vesting terms using the simplified method and expected volatility ranging from 117% to 125%.
Risk-free interest rate																				146.00%																													1.46%
Expected divided yield																				0.00%																													0.00%
Vest expected option life																				5 years
Expected volatility																				841.00%
Non-employee awards, amounted																																										$ 5,579,990							$ 3,863,388
Stock Incentive Plan [Member] | Non Employee [Member]
Stockholders' Deficit (Textual)
Common stock granted																				4,300,000																													10,485,000
Stock options vested, description																																																	Ranging from $0.20 to $0.24 per share with vesting terms ranging from immediately vesting to 5 years to employees and certain consultants, respectively.
Stock Incentive Plan [Member] | Employee [Member]
Stockholders' Deficit (Textual)
Common stock granted																				22,500,000																													15,566,200
Options issued																				20,000,000
Power Up Lending Group Ltd [Member] | Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Convertible note, description																	Power Up received a right of first refusal for the first nine months from the date of the Note to provide any debt or equity financing less than $150,000. The Note bears interest at 10% per annum and has a maturity date of July 15, 2018. The Note may be prepaid at a premium ranging from 112% to 137% depending on the length of time following the date of the Note. The Note is convertible after 180 days into shares of the Company's common stock at a discount of 35% of the average of the two lowest closing bid prices of Drone USA's common stock 15 days prior to the date of conversion and the maximum number of shares issued to Power Up may not exceed 4.99% of the issued and outstanding shares of the Company's common stock.
Ema Financial [Member] | Others Convertible Debt [Member]
Stockholders' Deficit (Textual)
Warrant, term													12 months
Common Stock, Capital Shares Reserved for Future Issuance													6,802,000
Recognized as expense													$ 5,800																																			$ 3,650
Description of issuance settled the amounts due													No shares of the Company's common stock can be issued to the extent EMA Financial would own more than 4.99% of the outstanding shares of the Company's common stock.
Crown Bridge Partners, LLc [Member] | Other Convertible Debt [Member]
Stockholders' Deficit (Textual)
Warrant, term																12 months
Description of issuance settled the amounts due																The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense.
Warrants exercise price														$ 0.35	$ 0.35	$ 0.35
Morningview Financial, LLC [Member] | Convertible Debt [Member]
Stockholders' Deficit (Textual)
Warrant, term												12 months
Description of issuance settled the amounts due												No shares of the Company's common stock can be issued to the extent Morningview Financial would own more than 4.99% of the outstanding shares of the Company's common stock.
Tysadco Partners [Member]
Stockholders' Deficit (Textual)
Shares issued for services										533,333
Shares Issued for debt issuance costs										400,000
Common shares issued upon conversion										133,333															2,387,302
Monthly payments in shares																																																4,000
Recognized as expense																																																$ 16,000
Description of issuance settled the amounts due																																																The issuance settled the amounts due for June 21, 2018 through October 20, 2018.
Labrys Fund LP [Member] | Other Convertible Debt [Member]
Stockholders' Deficit (Textual)
Warrant, term																																						9 months
Common Stock, Capital Shares Reserved for Future Issuance																																				6,198,049	6,198,049	6,198,049
Description of issuance settled the amounts due																																						No shares of the Company's common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%.
Livingston Asset Management Llc [Member]
Stockholders' Deficit (Textual)
Price per share																																																					$ 0.0003	$ 0.00025
Shares Issued for debt issuance costs																																												1,500,000				1,500,000
Convertible note, description																																												The placement agent services amounted to $15,000 payable in the form of a convertible note which was assigned by Livingston (the "Scottsdale Note"). The Scottsdale Note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights.				The placement agent services amounted to $15,000 payable in the form of a convertible note which was assigned by Livingston (the "Scottsdale Note"). The Scottsdale Note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights.